Income taxes - Summary of tax loss carryforwards that are not recognized as deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	€ 2,601,313	€ 2,696,010
Unlimited
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	105,143	102,450
will expire within 5 years
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	2,470,875	18,508
will expire thereafter
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	€ 25,295	€ 2,575,052